3 BUSINESS COMBINATIONS (Details Narrative) - USD ($)		1 Months Ended		12 Months Ended
	Jul. 29, 2016	Jun. 22, 2016	Nov. 20, 2015	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015
Consideration payable				$ 1,854,397	$ 20,164,724	$ 3,649,267
Short-term consideration payable				1,918,781
Long-term consideration payable				14,553,880
DC&M
Cash payment	$ 3,000,000
Shares of AMERI's common stock issued	1,600,000
Earn-out payments	$ 1,500,000
Capitalized intangible asset	$ 5,400,000
Virtuoso
Cash payment		$ 675,000
Shares of AMERI's common stock issued		101,250
Earn-out payments		$ 450,000
Capitalized intangible asset		$ 900,000
Bellsoft, Inc.
Cash payment			$ 3,000,000
Shares of AMERI's common stock issued			235,295
Quarterly cash payments to be paid on the last day of each calendar quarter of 2016			$ 250,000
Cash reimbursement to be paid 5 days following closing			1,000,000
To be paid within 30 days of closing			2,910,817
Earn-out payments			$ 500,000
Bigtech Software Private Limited
Cash payment				$ 340,000
Shares of AMERI's common stock issued				51,000
Payable as commision if Company reaches revenue targets				$ 255,000
Capitalized intangible asset				$ 590,000